Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
C000241955 [Member]
Shareholder Report [Line Items]
Fund Name	Morgan Dempsey Large Cap Value ETF
Class Name	Morgan Dempsey Large Cap Value ETF
Trading Symbol	MDLV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Morgan Dempsey Large Cap Value ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at https://morgandempseyfunds.com. You can also request this information by contacting us at (215) 330-4476.
Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://morgandempseyfunds.com
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$30	0.58%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
For the Period, the Fund outperformed its broad-based benchmark, Solactive GBS United States 1000 Index. The Fund’s lower volatility portfolio of higher yielding, lower multiple value stocks helped it to successfully navigate an often-volatile market throughout the year. While the Fund’s approach resulted in underperformance during the equity market euphoria that initially followed the election of President Trump, it did produce significant outperformance at the beginning of 2025 as questions surrounding Federal Reserve interest rate policy, inflation, and the trade and tariff policies of the new Trump administration introduced a high degree of uncertainty into the growth prospects for both individual companies and the broader US economy. The Fund’s lower risk profile is attractive in unpredictable market environments.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS
	One year	Since Inception (4/25/2023)
Morgan Dempsey Large Cap Value ETF - NAV	10.20%	8.25%
Solactive GBS United States 1000 Index	7.25%	19.16%
Solactive US Large Cap Minimum Downside Volatility Index	13.66%	13.61%
The Solactive GBS United States 1000 Index is provided as a broad measure of market performance. The Solactive US Large Cap Minimum Downside Volatility Index is provided as a measure of the Fund’s investment strategy and universe.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://morgandempseyfunds.com for more recent performance information.

Performance Inception Date	Apr. 25, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://morgandempseyfunds.com for more recent performance information.
Net Assets	$ 32,761,645
Holdings Count | holding	40
Advisory Fees Paid, Amount	$ 78,575
Investment Company, Portfolio Turnover	9.00%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Financials	15.6%
Utilities	14.7%
Industrials	12.8%
Energy	11.4%
Health Care	9.1%
Consumer Staples	8.5%
Communication Services	6.8%
Information Technology	6.5%
Real Estate	3.5%
Consumer Discretionary	3.1%
Materials	2.8%
Cash and Cash Equivalents	5.2%

TOP 10 HOLDINGS (as a % of Net Assets)
Citigroup, Inc.	4.1%
AT&T, Inc.	4.1%
WEC Energy Group, Inc.	3.7%
Cisco Systems, Inc.	3.6%
Entergy Corp.	3.4%
Exxon Mobil Corp.	3.4%
Wells Fargo & Co.	3.1%
General Dynamics Corp.	3.1%
Lockheed Martin Corp.	3.1%
Pembina Pipeline Corp.	3.0%